Acquisitions - Fair Value of the Medisource Acquisition (Details) - USD ($)	Oct. 31, 2019	Aug. 02, 2019	Jul. 31, 2019	Jan. 07, 2019	Oct. 31, 2018	Jul. 31, 2018	Dec. 28, 2017	Jul. 31, 2017
Cash and cash equivalents	$ 540,254		$ 298,485	$ 61,857	$ 2,363,740	$ 1,046,365		$ 2,879,165
Other current assets	451,344		275,731	13,138		96,251
Property and equipment, net	531,888		499,993	444		31,536
Accounts payable and accrued liabilities	(22,447,533)		(19,055,822)	(1,181,920)		(11,044,774)
Total Fair Value of Assets Acquired				1,259,447
Consideration:
Goodwill	$ 38,901,126		$ 38,297,573	$ 13,485,758		$ 0	$ 0
Medisource
Cash and cash equivalents		$ 13,895
Other current assets		11,864
Property and equipment, net		8,992
Accounts payable and accrued liabilities		(31,439)
Net Tangible Assets		3,312
Tradename / Trademarks		47,600
Business Contracts		346,800
Non-Competes		124,600
Total Fair Value of Assets Acquired		522,312
Consideration:
Fair value of common stock		479,980
Contingent consideration		409,790
Consideration included in consulting agreement		104,168
Total Purchase Price		993,938
Goodwill		$ 471,626